As filed with the Securities and Exchange Commission on January 18, 2013
Securities Act File No. 2-63023
Investment Company Act File No. 811-2884

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

x   REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
   ¨   Pre-Effective Amendment No. ___
 x  Post-Effective Amendment No. 44

x    REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
x    Amendment No. 44

BARRETT OPPORTUNITY FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

55 WATER STREET,
NEW YORK, NEW YORK 10041
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: 877-721-1926 (TOLL FREE)

ROBERT I. FRENKEL
LEGG MASON & CO., LLC
100 FIRST STAMFORD PLACE
STAMFORD, CONNECTICUT 06902
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:
SARAH E. COGAN, ESQ.
SIMPSON THACHER & BARTLETT LLP
425 LEXINGTON AVENUE
NEW YORK, NEW YORK 10017

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 44 hereby incorporates Parts A, B and C from the Fund’s PEA No. 43 on Form N-1A filed December 21, 2012.  This PEA No. 44 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 43.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 44 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of January, 2013.

BARRETT OPPORTUNITY FUND, INC. (Registrant)

By:  /s/ Peter H. Shriver
  Peter H. Shriver
  President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to its Registration Statement has been signed below on January 18, 2013, by the following persons in the capacities indicated.

Signature	Title
/s/ Peter H. Shriver Peter H. Shriver	President and Chief Executive Officer
/s/ John G. Youngman John G. Youngman	Chief Financial Officer and Treasurer
/s/ Barry Handel* Barry Handel	Director
/s/ William J. Morris, Jr.* William J. Morris, Jr.	Director
/s/ Rosalind A. Kochman* Rosalind A. Kochman	Director
/s/ Irving Sonnenschein* Irving Sonnenschein	Director
/s/ David H. Kochman David H. Kochman	Director
* By: /s/ Peter H. Shriver Peter H. Shriver *Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE